COMMON AND PREFERRED STOCK (Details Narrative)				1 Months Ended	3 Months Ended																									12 Months Ended
	Feb. 28, 2022	Oct. 01, 2018 USD ($) $ / shares	Jun. 08, 2018	Feb. 28, 2022	Mar. 31, 2023 USD ($) DividendsPeriod Director $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Mar. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Sep. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Mar. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Sep. 30, 2017 $ / shares	Jun. 30, 2017 $ / shares	Mar. 31, 2017 $ / shares	Dec. 31, 2022 USD ($) Director Integer $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Class of Stock [Line Items]
Dividends paid, common stock | $					$ 0				$ 0																					$ 0	$ 0
Preferred stock, shares issued | shares					2,812,000	2,812,000				2,812,000																				2,812,000	2,812,000
Preferred stock, shares outstanding | shares					2,812,000	2,812,000				2,812,000																				2,812,000	2,812,000
Undeclared preferred stock dividends arrears | $						$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 1,912,000	$ 1,912,000	$ 1,912,000	$ 1,912,000				$ 8,997,000	$ 8,997,000	$ 8,997,000	$ 8,997,000	$ 7,985,000	$ 1,912,000
Dividends paid, preferred stock						$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 3.20	$ 3.20	$ 3.20	$ 3.20	$ 2.84	$ 0.68
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued | shares					2,811,535	2,811,535																								2,811,535
Preferred stock, shares outstanding | shares					2,811,535	2,811,535																								2,811,535
Redemption price per share					$ 25.00	$ 25.00																								$ 25.00
Dividends paid, preferred stock | $					$ 0				$ 0																					$ 0	$ 0
Preferred stock, voting rights																														no voting rights but have limited voting rights under certain circumstances, as described in the Charter.
Undeclared preferred stock dividends arrears | $					$ 48,100,000																									$ 45,900,000
Cumulative preferential cash dividend rate			10.875%		10.875%																									10.875%
Stated liquidation preference					$ 25.00	$ 25.00																								$ 25.00
Dividends paid, preferred stock		$ 3.20																												$ 2.72
Number of dividends period					4																									4
Increase of preferred stock dividend rate		12.875%			12.875%																									12.875%
Number of additional directors | Director					2																									2
Preferred stock cumulative preferential cash dividends annual rate per share		$ 2.72
Unpaid accrued dividends on preferred stock | $		$ 1,900,000			$ 2,200,000
Dividends paid, preferred stock		$ 3.20
Preferred stock, fixed interest rate (percentage)	10.875%			10.875%
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, fixed interest rate (percentage)	12.50%			12.50%